Condensed Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended	12 Months Ended	19 Months Ended	22 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2011	Mar. 31, 2012
Condensed Statements of Operations [Abstract]
Formation and operating costs			$ 8,852		$ 8,852	$ 8,852
Professional fees	264,591	83,460	189,702	265,276	454,978	719,569
Transaction expenses	118,389	655	18,638	589,841	608,479	726,868
Other general and administrative expenses	173,055	67,025	72,362	289,421	361,783	534,838
Loss from operations before other income (expense) and income tax expense	(556,035)	(151,140)	(289,554)	(1,144,538)	(1,434,092)	(1,990,127)
Other income (expense):
Interest income	77,839	55,676	53,876	185,315	239,191	317,030
State taxes, other than income taxes	(45,964)	(45,696)	(44,725)	(180,695)	(225,420)	(271,384)
Total other income	31,875	9,980	9,151	4,620	13,771	45,646
Loss before income tax expense	(524,160)	(141,160)	(280,403)	(1,139,918)	(1,420,321)	(1,944,481)
Income tax expense
Net loss	$ (524,160)	$ (141,160)	$ (280,403)	$ (1,139,918)	$ (1,420,321)	$ (1,944,481)
Loss per common share:
Basic and diluted	$ (0.03)	$ (0.01)	$ (0.03)	$ (0.07)	$ (0.10)	$ (0.13)
Average common shares outstanding:
Basic and diluted	17,142,857	17,375,000	8,861,607	17,200,098	14,248,420	14,649,935